Royalty and option income	12 Months Ended
Sep. 30, 2022
Royalty And Option Income [Abstract]
Royalty and option income

14. Royalty and option income

	For the year ended September 30
	2022	2021
	($)	($)
Royalty and option income were generated from:
Canadian Malartic	1,132	—
Borden	954	—
Jerritt Canyon	808	94
Others	1,050	98
	3,944	192

Others consist of advance mineral royalty payment of $386 (2021: $90) and option income of $450 (2021: $nil) for the year ended September 30, 2022.